Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

15. LEASES

The Company leases its offices, warehouses and equipment under non-cancellable lease agreements that are classified as operating leases. The Company also has equipment that is leased under non-cancelable finance lease. The following table presents balances reported in the consolidated balance sheet related to the Company’s leases as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	RMB	RMB
Operating lease Right-of-use assets	6,169,983	5,154,258

Operating lease liabilities – current	2,590,785	2,037,862
Operating lease liabilities – non-current	4,045,089	3,584,743
Total operating lease liabilities	6,635,874	5,622,605

Finance lease assets
Property, plant and equipment, at cost	335,758	340,768
Accumulated depreciation	(206,620)	(310,426)
Property, plant and equipment, net	129,138	30,342

Finance lease liabilities – current	103,310	29,847
Finance lease liabilities – non-current	37,411	—
Total finance lease liabilities	140,721	29,847

The following table presents operating lease cost reported in the consolidated statement of operations and comprehensive loss related to the Company’s leases for the years ended December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	RMB	RMB
Operating lease expenses:
Operating lease expenses	2,706,804	2,617,024
Short-term lease expenses	113,200	55,514
Total operating lease expenses	2,820,004	2,672,538

Finance lease expenses:
Amortization expenses	51,376	100,116
Interest expenses	7,158	7,227
Total finance lease expenses	58,534	107,343
Total lease expenses	2,878,538	2,779,881

Lease terms and discount rates are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Weighted average remaining lease term (years)
Operating leases	4.8	4.3
Finance leases	1.3	0.3
Weighted average discount rate
Operating leases	4.9%	4.8%
Finance leases	8.9%	8.9%

The following table reconciles the undiscounted cash flows of the Company’s leases as of December 31, 2024 to the present value of its operating lease payments, including rental payments for lease renewal options the Company is reasonably certain to exercise:

For the Years Ending December 31,	Finance Lease	Operating Lease
	RMB	RMB
2025	30,068	2,223,594
2026	—	1,423,308
2027	—	535,030
2028	—	544,114
2029	—	424,114
2030 and thereafter	—	890,640
Total undiscounted ease payments	30,068	6,040,800
Less: imputed interest	(221)	(418,195)
Present value of lease liabilities	29,847	5,622,605

Supplemental cash flow information related to leases is as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	2,423,083	2,469.045
Operating cash outflows from finance leases (interest payments)	7,158	7,227
Financing cash outflows from finance leases	58,933	119,074

Non-cash information on lease liabilities arising from obtaining ROU assets
— Operating leases	2,423,082	1,612,783

Non-cash information on lease liabilities and ROU assets derecognized for termination of leases
— Operating leases	—	145,523

The total amounts for subleases income included in other income were nil for the years ended December 31, 2023 and 2024, respectively.

As of December 31, 2024, the Company has no significant lease contract that has been entered into but not yet commenced.